Employee Benefit Plans (Details) - Orbitz $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($) Rate
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized | $	$ 5.3
Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution Percentage | Rate	3.00%